Balance Sheet (Parenthetical)	Jan. 22, 2021 $ / shares shares
Preferred Stock, Par Value | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Par Value | $ / shares	$ 0.0001
Class A [Member]
Common Stock, Par Value | $ / shares	$ 0.0001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0
Class B [Member]
Common Stock, Par Value | $ / shares	$ 0.0001
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Issued	6,468,750
Common Stock, Shares, Outstanding	6,468,750
Class B [Member] | VPCC Founder Shares [Member]
Common stock share subject to forfeiture	843,750